OTHER ASSETS - THIRD PARTIES (Details) - Third parties ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Prepayments for purchase of property, plant and equipment	¥ 2,541,329		¥ 1,162,351
Prepayment for warranty insurance premium	106,652		114,088
Deposit for rent and others	61,355		131,611
Prepayment of income tax attributable to intercompany transactions	14,142		15,474
Refund receivable of U.S. countervailing duties and anti-dumping duties	12,767
Less: Allowance for credit losses	(914)		(1,855)
Total	¥ 2,735,331	$ 385,263	¥ 1,421,669